17 Borrowings and financing (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
25th issue debentures - Single Series [member]
Disclosure of detailed information about borrowings [line items]
Amount	R$ 1,450,000
Maturity	10/2021
Remuneration	CDI + 3.3 p.a.
26th issue debentures - Series 1 [member]
Disclosure of detailed information about borrowings [line items]
Amount	R$ 600,000
Maturity	07/2027
Remuneration	IPCA+ 4.65% p.a.
26th issue debentures - Series 2 [member]
Disclosure of detailed information about borrowings [line items]
Amount	R$ 445,000
Maturity	07/2030
Remuneration	IPCA+ 4.95% p.a.
27th issue debentures - Series 1 [member]
Disclosure of detailed information about borrowings [line items]
Amount	R$ 300,000
Maturity	12/2023
Remuneration	CDI+ 1,60 p.a.
27th issue debentures - Series 2 [member]
Disclosure of detailed information about borrowings [line items]
Amount	R$ 400,000
Maturity	12/2025
Remuneration	CDI+ 1,80 p.a.
27th issue debentures - Series 3 [member]
Disclosure of detailed information about borrowings [line items]
Amount	R$ 300,000
Maturity	12/2027
Remuneration	CDI+ 2,25 p.a.
BID - Tranche - Medium Term [member]
Disclosure of detailed information about borrowings [line items]
Amount	R$ 442,000
Maturity	08/2029
Remuneration	CDI+ 1.90 p.a.
BID - Tranche - Long Term [member]
Disclosure of detailed information about borrowings [line items]
Amount	R$ 508,000
Maturity	08/2034
Remuneration	CDI+ 2.70 p.a.